Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of key revenues streams
Key revenues streams are as below:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Audio entertainment	436,109	785,101	1,167,934
Podcast, advertising and others	17,420	13,460	12,663

Total	453,529	798,561	1,180,597